General and Administrative Expenses	12 Months Ended
Dec. 31, 2022
General And Administrative Expenses [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 14 - GENERAL AND ADMINISTRATIVE EXPENSES

Composition:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2021	2020

Payroll and related benefits (including share-based compensation)	2,262	1,403	965
Professional services	3,369	2,440	611
Others	226	282	138
	5,857	4,125	1,714